CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Operating revenues
Oil	$ 229	$ 406	$ 499	$ 1,705	$ 1,254
Natural gas	48	78	216	284	300
NGLs	13	27	28	110	74
Financial derivatives	203	(135)	(62)	985	(52)
Total operating revenues	493	376	681	3,084	1,576
Operating expenses
Natural gas purchases	7	3	19	23	25
Transportation costs	27	23	48	100	85
Lease operating expense	47	44	63	193	147
General and administrative	47	49	358	160	228
Depreciation, depletion and amortization	224	192	188	875	585
Exploration and other expense	6	8	40	25	41
Taxes, other than income taxes	22	33	36	129	79
Total operating expenses	380	352	753	1,507	1,192
Operating income (loss)	113	24	(72)	1,577	384
Interest expense	(84)	(77)	(218)	(316)	(321)
Income (loss) from continuing operations before income taxes	29	(53)	(305)	1,262	42
Income tax expense	10	0		1,121
Income (loss) from continuing operations	19	(53)	(305)	141	42
Income from discontinued operations, net of tax	0	17	$ 50	$ 7	$ 507
Net income (loss)	$ 19	$ (36)